Fair Value Measurements (Details Textual) (USD $)			12 Months Ended
	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Subsequent Event [Member]
Notes Payable, Fair Value Disclosure	$ 400,000	$ 400,000
Debt Instrument, Description			for pay off and settlement of the $400,000 Note.